Segment reporting - Reconciliation of information on reportable segments (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Revenue	¥ 7,632,467	¥ 16,994,025	¥ 11,473,208	¥ 10,085,649
(Loss)/profit before taxation	1,652,742	3,347,532	2,333,614	906,813
Assets	14,485,309	18,120,128	13,447,713
Liabilities	5,294,092	7,764,606	4,529,445
Finance income	123,969	118,672	145,225	66,344
Finance costs	(25,202)	(92,915)	(34,622)	(33,396)
Depreciation and amortization	(285,241)	(808,694)	(391,167)	(389,871)
(credit loss)/reversal of credit loss on trade and other receivables	(2,080)	2,469	1,072	(28,924)
Impairment loss on non-current assets	(4,547)	(8,846)	(3,448)	(13,485)
Reportable segments
Disclosure of operating segments [line items]
(Loss)/profit before taxation	1,651,318	3,347,477	2,333,945	859,501
Assets	11,947,983	13,055,411	10,935,144	8,830,028
Liabilities	5,177,447	7,607,143	4,430,828	4,173,410
Finance income	120,704	116,524	140,778	62,634
Finance costs	(25,188)	(92,915)	(34,614)	(33,385)
Depreciation and amortization	(277,702)	(794,282)	(366,475)	(349,801)
(credit loss)/reversal of credit loss on trade and other receivables	(1,803)	1,961	1,163	(28,816)
Impairment loss on non-current assets	(4,547)	(8,846)	(3,448)	(13,485)
Other segment
Disclosure of operating segments [line items]
(Loss)/profit before taxation	2,924	10,109	17,814	97,455
Assets	191,275	51,843	190,366	171,163
Liabilities	41,403	38,956	43,699	62,341
Finance income	1,911	1,651	2,969	3,190
Finance costs	(14)		(8)	(11)
Depreciation and amortization	(3,058)	(5,216)	(4,339)	(1,916)
(credit loss)/reversal of credit loss on trade and other receivables	(277)	505	(91)	(108)
Elimination of inter-segment revenue
Disclosure of operating segments [line items]
Revenue	(100,291)	(607,032)	(375,049)	(216,579)
Unallocated amount
Disclosure of operating segments [line items]
Finance income	1,354	497	1,478	520
Depreciation and amortization	(4,481)	(9,196)	(20,353)	(38,154)
(credit loss)/reversal of credit loss on trade and other receivables		3
Share of loss of equity-accounted investees, net of tax
Disclosure of operating segments [line items]
(Loss)/profit before taxation				(8,162)
Expenses relating to construction of headquarters building and depreciation expense of apartments for use as staff quarters
Disclosure of operating segments [line items]
(Loss)/profit before taxation	(1,500)	(10,054)	(18,145)	(41,981)
construction of headquarters building
Disclosure of operating segments [line items]
Assets	2,107,557	2,275,477	2,078,833
Liabilities	75,242	118,507	54,918
investment holding company
Disclosure of operating segments [line items]
Assets		2,508,145
Apartments for use as staff quarters
Disclosure of operating segments [line items]
Assets	238,494	229,252	243,370
Segment revenue | Reportable segments
Disclosure of operating segments [line items]
Revenue	7,626,822	17,021,632	11,402,606	9,917,044
Segment revenue | Other segment
Disclosure of operating segments [line items]
Revenue	¥ 105,936	¥ 579,425	¥ 445,651	¥ 385,184